INTEREST RATE RISK (Details Narrative)	12 Months Ended
Dec. 31, 2022
INTEREST RATE RISK
Increase decrease interest rates percentage description	Based on the value of variable interest-bearing cash during the year ended December 31, 2022, an assumed 0.5% increase or 0.5% decrease in interest rates during such period would have had no significant effect on the net loss